Note 12 - Flow-through Premium Liability - Schedule of Flow-through Activity (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($)	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 $ / shares	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Flow-through share premium liability	$ 1,969	$ 2,986		$ 0
Flow-through shares [member]
Statement Line Items [Line Items]
Shares issued (in shares) | shares		969,450
Flow-through share price (in dollars per share) | (per share)		$ 17.67	$ 23.75
Premium per flow through share price (in dollars per share) | $ / shares		$ 3.08
Flow-through share premium liability		$ 2,986